Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000234396 | Roche Holding AG8064628
Holdings [Line Items]
Percent of Total Investments	2.80%
C000234396 | SAP SE8064641
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234396 | Novartis AG8064625
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234396 | Ryanair Holdings PLC8064795
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234396 | HSBC Holdings PLC8064697
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234396 | AIA Group Ltd8064691
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234396 | Nitto Denko Corp8064741
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234396 | Smith & Nephew PLC8064676
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234396 | Sandoz Group AG8064630
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234396 | IMI PLC8064662
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234396 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234396 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234396 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234396 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234396 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234396 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234396 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234396 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234396 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234396 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000234396 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000225987 | Roche Holding AG8064628
Holdings [Line Items]
Percent of Total Investments	2.80%
C000225987 | SAP SE8064641
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225987 | Novartis AG8064625
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225987 | Ryanair Holdings PLC8064795
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225987 | HSBC Holdings PLC8064697
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225987 | AIA Group Ltd8064691
Holdings [Line Items]
Percent of Total Investments	2.10%
C000225987 | Nitto Denko Corp8064741
Holdings [Line Items]
Percent of Total Investments	2.10%
C000225987 | Smith & Nephew PLC8064676
Holdings [Line Items]
Percent of Total Investments	2.10%
C000225987 | Sandoz Group AG8064630
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225987 | IMI PLC8064662
Holdings [Line Items]
Percent of Total Investments	2.00%
C000225987 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000225987 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225987 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225987 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225987 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225987 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225987 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225987 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225987 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000225987 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000225987 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000225987 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000234397 | Roche Holding AG8064628
Holdings [Line Items]
Percent of Total Investments	2.80%
C000234397 | SAP SE8064641
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234397 | Novartis AG8064625
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234397 | Ryanair Holdings PLC8064795
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234397 | HSBC Holdings PLC8064697
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234397 | AIA Group Ltd8064691
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234397 | Nitto Denko Corp8064741
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234397 | Smith & Nephew PLC8064676
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234397 | Sandoz Group AG8064630
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234397 | IMI PLC8064662
Holdings [Line Items]
Percent of Total Investments	2.00%
C000234397 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234397 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234397 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234397 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234397 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234397 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234397 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234397 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234397 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234397 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234397 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000234397 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.80%